Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2015
Net Income (Loss) Per Share
Net Income (Loss) Per Share

12.  Net Income (Loss) Per Share

Basic net income (loss) per share is computed using the weighted average number of the ordinary shares outstanding during the period. Options, RSUs and preferred shares are not considered outstanding in the computation of basic earnings per share (“EPS”). Diluted EPS is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the period under the treasury stock method. For the years ended December 31, 2013 and 2014, options to purchase ordinary shares and RSUs that were anti-dilutive and excluded from the calculation of diluted net loss per share were 52.6 million and 17.8 million. For the year ended December 31, 2015, options to purchase ordinary shares and RSUs of 9.8 million were recognized as dilutive factors and included in the calculation of diluted net income per share.  For the years ended December 31, 2013, preferred shares convertible into ordinary shares that were anti-dilutive and excluded from the calculation of diluted net loss per share of Weibo were 30.0 million. For the years ended December 31, 2014 and 2015, no preferred shares were included in the calculation of diluted net income (loss) per share of the Group, as all preferred shares converted into ordinary shares during the Group’s IPO in 2014.

For periods prior to the IPO and where Weibo was profitable, the preferred shares held by Alibaba were considered participating securities and, therefore, all profits of Weibo were allocated to ordinary shares and participating securities based on their dividend rights, as if all of the earnings for the period had been distributed. Considering that the holder of preferred shares has no contractual obligation to fund the losses of the Group in excess of the initial investment, the Group believes that in applying the two-class method of calculating EPS in accordance with ASC 260-10 in periods during which the Group recognized losses, any losses from the Group should not be allocated to the preferred shares, since the preferred shares were not obligated to share the losses in accordance with the contractual terms.

The following table sets forth the computation of basic and diluted net income (loss) per share for the periods indicated:

	Year Ended December 31,
	2013	2014	2015
	(In thousands, except per share data)
Basic net income (loss) per share calculation:
Numerator:
Net income (loss) attributable to Weibo	$(39,790)	$(65,325)	$34,745
Denominator:
Weighted average ordinary shares outstanding	146,820	186,878	208,163
Basic net income (loss) per share attributable to Weibo	$(0.27)	$(0.35)	$0.17

Diluted net income (loss) per share calculation:
Numerator:
Net income (loss) attributable for calculating diluted net income (loss) per share	$(39,790)	$(65,325)	$34,745
Denominator:
Weighted average ordinary shares outstanding	146,820	186,878	208,163
Weighted average ordinary shares equivalents:
Effects of dilutive securities
Stock options	—	—	8,572
Unvested restricted share units	—	—	1,183
Shares used in computing diluted net income (loss) per share attributable to Weibo	146,820	186,878	217,918
Diluted net income (loss) per share attributable to Weibo	$(0.27)	$(0.35)	$0.16